CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock Par Value [Member]	Capital in Excess of Par Value [Member]	Retained Earnings/(Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) ("AOCI") [Member]	Treasury Stock [Member]	Stockholder's Equity [Member]	Noncontrolling Interest ("NCI") [Member]
Beginning Balance at Dec. 31, 2013	$ 1,440,344	$ 244,271	$ 1,414,457	$ (163,578)	$ (47,710)	$ (97,926)	$ 1,349,514	$ 90,830
Net income (loss)	(65,394)			(75,994)			(75,994)	10,600
Other comprehensive income (loss), net of tax	(50,187)				(50,098)		(50,098)	(89)
Common stock issued	327	939	(612)				327
Issuance of tangible equity units	240,044		240,044				240,044
Stock-based compensation charges	16,516		13,324			3,192	16,516
Purchase of shares from NCI	(32,943)		11,136				11,136	(44,079)
Purchase of treasury shares	(1,707)					(1,707)	(1,707)
Sales of subsidiary shares to NCI	(1,534)		(1,534)				(1,534)
Distributions to NCI	(6,352)							(6,352)
Ending Balance at Dec. 31, 2014	1,539,114	245,210	1,676,815	(239,572)	(97,808)	(96,441)	1,488,204	50,910
Net income (loss)	(8,839)			(17,983)			(17,983)	9,144
Other comprehensive income (loss), net of tax	3,773				3,853		3,853	(80)
Common stock issued	679	1,673	(8,750)	(3,329)		11,085	679
Stock-based compensation charges	15,394		20,753			(5,359)	15,394
Purchase of treasury shares	(1,720)					(1,720)	(1,720)
Retirement of common stock		(42)	(131)			173
Other	(1,680)		(1,628)				(1,628)	(52)
Ending Balance at Dec. 31, 2015	1,546,721	246,841	1,687,059	(260,884)	(93,955)	(92,262)	1,486,799	59,922
Net income (loss)	36,299			34,117			34,117	2,182
Other comprehensive income (loss), net of tax	27,013				27,060		27,060	(47)
Common stock issued		3,305	(3,305)
Stock-based compensation charges	11,639		11,639				11,639
Purchase of shares from NCI	(17,182)		597				597	(17,779)
Purchase of treasury shares	(4,022)					(4,022)	(4,022)
Retirement of common stock		(456)	(871)			1,327
Distributions to NCI	(5,000)							(5,000)
Ending Balance at Dec. 31, 2016	$ 1,595,468	$ 249,690	$ 1,695,119	$ (226,767)	$ (66,895)	$ (94,957)	$ 1,556,190	$ 39,278